Assets held for sale	12 Months Ended
Dec. 31, 2022
Assets held for sale [Abstract]
Assets held for sale
8. Assets held for sale

	2021	2022
	(in thousands)	(in thousands)
As of January 1,	—	25,944
Reclassification from Vessels	25,944	—
Vessels disposal	—	25,944

As of December 31	25,944	—

At December 31, 2022, there were no vessels were held for sale. As of December 31, 2021, assets held for sale comprised of two vessels,
Navigator Neptune
and
Happy Bird
, both of which were sold in 2022.